Stock Based Compensation Plans	12 Months Ended
Dec. 31, 2012
Stock Based Compensation Plans
Stock Based Compensation Plans

13.      Stock Based Compensation Plans

The Company has three share based compensation plans as described below.  Total compensation cost that has been charged against income for those plans was $264,462 for 2012.  There was no compensation cost related to these plans for 2011 as the plans were started in July 2012.  Total compensation cost that has been charged against income for 2010 for plans that expired in 2010 was $185,598.   The total income tax benefit was $101,818, $0 and $71,455 for the years ended December 31, 2012, 2011 and 2010 respectively.

Stock Options

The Company’s 2012 Equity Incentive Plan, which is shareholder approved, permits the granting of share options to its directors, officers and key employees for up to 216,750 share of common stock.  Option awards are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant;   those options have vesting periods of five years and have ten year contractual terms.  There were 19,250 shares available for future option grants under the plan described above as of December 31, 2012.  Compensation recorded in conjunction with the option awards was $17,179 for 2012.

The Company’s 2000 Stock Option Plan, which was shareholder approved, permitted the granting of share options to its directors, officers and key employees for up to 342,205 shares of common stock.  The exercise price of options granted was equal to the market value of the Company’s shares at the date of grant; those options vest and become exercisable ratably over a one to five-year period.  The plan also had a reload feature which entitled the option holder, who had delivered common stock as payment of the exercise price for option stock, to a new option to acquire additional shares in the amount equal to the shares traded in.  The option period during which the reload option had to be exercised would expire at the same time as that of the original option that the holder had exercised.  The Company had a policy of using shares held as treasury stock to satisfy share option exercises.  Compensation recorded in conjunction with this plan was $13,102 for 2010.  All options granted expired in April 2010.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below.  Expected volatilities are based on historical volatilities of the Company’s common stock.  The Company uses historical data to estimate option exercise and post-vesting termination behavior.  The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable.  The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant.

The fair value of options granted was determined using the following weighted-average assumptions as of grant date:

	2012	2011	2010

Risk-free interest rate	0.60%	N/A	0.50%
Expected stock price volatility	21.98%	N/A	66.32%
Expected dividend rate	4.66%	N/A	3.00%
Expected life	5.00	N/A	0.17

A summary of activity for the stock option awards for 2012 was as follows:

	Options		Weighted
	Outstanding	Average	Remaining	Aggregate
	and	Exercise	Contractual	Intrinsic
	Exercisable	Price	Term	Value
Outstanding at January 1, 2012	—	—	—	$—
Granted	197,500	$10.300	9.563	69,125
Exercised	—	—	—	—
Forfeited or expired	—	—	—	—
Outstanding at December 31, 2012	197,500	$10.300	9.563	$69,125

Fully vested and expected to exercise	197,500	—	—	$152,346
Exercisable at end of year	—	—	—	—

Information related to the stock option plans during each year follows:

	2012	2011	2010
Intrinsic value of options exercised	$—	N/A	$163,977
Cash received from option exercises	—	N/A	34,835
Shares received from option exercises	—	N/A	12,396
Tax benefit realized from option exercises	—	N/A	25,644
Weighted average fair value of options granted	0.989	N/A	1.057

As of December 31, 2012, there was $178,050 of total unrecognized compensation cost related to nonvested stock options granted under the 2012 plan.  The cost is expected to be recognized over a weighted-average period of 4.6 years.  There was no unrecognized compensation cost for the 2000 Plan as of December 31, 2010 as all shares had vested under the terms of the plan.  New grants were for the reload option feature which were expensed at the date of grant.

Stock Awards

The 2012 Equity Incentive Plan provides for the issuance of shares of restricted stock (“RRP”) to directors, officers and key employees.  Compensation expense is recognized over the five year vesting period of the awards based on the fair value of the stock at issue date.  The fair value of the stock was determined using the grant date fair value of $10.30.  RRP shares vest ratably over the five year vesting period.  The shares have voting rights and are eligible to receive nonforfeitable dividends on the unvested shares.  These shares are considered to be participating securities in the earnings per share calculation.  Total RRP shares issuable under the plans are 131,500 at December 31, 2012 and 130,000 shares were issued in July 2012.

A summary of changes in the Company’s nonvested RRP shares for the year follows:

		Weighted Average
		Grant-Date
Nonvested Shares	Shares	Fair Value
Nonvested at January 1, 2012	—	$—
Granted	130,000	10.30
Vested	—	—
Forfeited	—	—
Nonvested at December 31, 2012	130,000	$10.30

As of December 31, 2012, there was $1.2 million of total unrecognized compensation cost related to nonvested RRP shares granted under the Plan.  The cost is expected to be recognized over a weighted average period of 4.6 years.  Compensation recorded in conjunction with the RRP awards  was $117,822 for 2012.

There was a Management Recognition and Retention Plan granted in 2006 that provided for the issuance of shares of restricted stock to directors, officers and key employees.  Compensation expense equal to the market value of Oneida Financial Corp.’s stock on the grant date was recognized ratably over the five year vesting period for shares of restricted stock granted that were fully vested at December 31, 2010.  Compensation recorded in conjunction with this plan was $172,496 for 2010.  There were no shares available for future awards as of December 31, 2010. As of December 31, 2010, there was no unrecognized compensation cost related to nonvested shares granted under the plan.  The total fair value of shares vested during the year ended December 31, 2010 was $124,658.

Performance Awards

The 2012 Equity Incentive Plan  provides for the issuance of shares of performance award restricted stock to directors, officers and key employees.  Compensation expense is recognized over the vesting period of the awards based on the fair value of the stock at issue date. The fair value of the stock was determined using the grant date fair value of $10.30.  Performance shares cliff vest as of July 24, 2015 based on the performance results for the three year period ending December 31, 2014. There are three sets of performance criteria based on the individual award; (1) based on a three year cumulative earnings per share, return on average assets and return on average tangible equity metrics weighted at 33%; (2) three year cumulative earnings per share, annual loan growth rate and net charge off rate weighted at 33%; and (3) average revenue and profit margin weighted at 50%.   Compensation cost is estimated based on the probability that the performance conditions will be achieved.  As of December 31, 2012, the compensation cost is estimated in the range of 75%- 100% payout under the terms of the plan for the different performance set.  At each reporting period, the Company will reassess the likelihood of achieving the performance criteria and will adjust compensation expense as needed.   The shares have voting rights.  Upon vesting of the performance shares, any dividends declared during the vesting period will be paid based on the shares vested.  Total shares issuable under the performance awards are 85,000 at December 31, 2012 and all shares were awarded in 2012.

A summary of changes in the Company’s nonvested performance award shares for the years follows:

		Weighted Average
		Grant-Date
Nonvested Shares	Shares	Fair Value
Nonvested at January 1, 2012	—	$—
Granted	85,000	10.30
Vested	—	—
Forfeited	—	—
Nonvested at December 31, 2012	85,000	$10.30

As of December 31, 2012, there was $587,151 of total unrecognized compensation cost related to nonvested performance award shares granted under the Plan.  The cost is expected to be recognized over a weighted average period of 2.0 years.